Loans Due from Third Parties (Tables)	12 Months Ended
Jun. 30, 2023
Loans Due From Third Parties Table [Abstract]
Schedule of Loans Due from Third Parties	As of June 30, 2023 and 2022, the Company’s loans due from third parties was as following:
	June 30, 2023	June 30, 2022
Golden Mountain Solution Inc.	21,100,000	18,600,000
Golden Bridge Solution Inc.	2,822,785	3,822,785
Xie Juan	-	500,000
Wei Yuzhog	-	500,000
Golden Tree Inc.	-	100,000
Hunan Peiyuan Media Co., Ltd.	-	3,000,000
Li Xian	-	1,000,000
Lu Hongwen	-	714,027
	23,922,785	28,236,812
Write off	(23,922,785)	-
	$-	$28,236,812